Summary of Significant Accounting Policies: Cash and Cash Equivalents, Policy (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Cash and Cash Equivalents, Policy	(d) Cash and Cash Equivalents The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.